Statements of Changes in Stockholders' Equity - USD ($)	Total	Class A Common Stock [Member]	Class F Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]
Beginning Balance at Dec. 31, 2017	$ 5,000,010	$ 160	$ 863	$ 5,215,674	$ (216,687)
Beginning Balance, shares at Dec. 31, 2017		1,599,499	8,625,000
Common stock subject to possible redemption	(5,266,810)	$ (53)		(5,266,757)
Common stock subject to possible redemption, shares		(526,681)
Reclassification of additional paid-in capital to retained earnings				51,083	(51,083)
Net income	5,266,802				5,266,802
Ending Balance at Dec. 31, 2018	5,000,002	$ 107	$ 863		4,999,032
Ending Balance, shares at Dec. 31, 2018		1,072,818	8,625,000
Common stock subject to possible redemption	(10,205,550)	$ (102)		(10,205,448)
Common stock subject to possible redemption, shares		(1,020,555)
Underwriter fee reduction	6,003,456			6,003,456
Reclassification of additional paid-in capital to retained earnings				$ 4,201,992	(4,201,992)
Net income	4,202,103				4,202,103
Ending Balance at Dec. 31, 2019	$ 5,000,011	$ 5	$ 863		$ 4,999,143
Ending Balance, shares at Dec. 31, 2019		52,263	8,625,000